SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

February 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re: Western Asset Global High Income Fund Inc. (811-21337)

Ladies and Gentlemen:

On behalf of Western Asset Global High Income Fund Inc. (“EHI”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing EHI’s preliminary Registration Statement on Form N-14 by direct electronic transmission.

This Registration Statement on Form N-14 is being filed in connection with the proposed merger of Western Asset Global Partners Income Fund Inc. with and into EHI pursuant to the Maryland General Corporation Law.

If you have any questions in connection with this filing, please call Rafael Vasquez (212-455-3566) or Ashley Yoon
(212-455-3169) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP